CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 4,152	$ 5,631	$ 5,804	$ 9,783	$ 10,855
Other comprehensive income
Actuarial gains and losses	135	3	204	138	204
Change in fair value of investments in equity instruments	(1)	4	(20)	3	(17)
Tax effect	(43)	(8)	(53)	(51)	(42)
Currency translation adjustment generated by the parent company	(57)	1,466	(5,387)	1,409	(7,137)
Items not potentially reclassifiable to profit and loss	34	1,465	(5,256)	1,499	(6,992)
Currency translation adjustment	(49)	(1,250)	2,523	(1,299)	3,535
Cash flow hedge	689	1,202	3,222	1,891	2,959
Variation of foreign currency basis spread	11	(3)	21	8	70
share of other comprehensive income of equity affiliates, net amount	3	(98)	2,548	(95)	2,464
Other	(4)	3	(1)	(1)	(1)
Tax effect	(136)	(336)	(1,112)	(472)	(1,059)
Items potentially reclassifiable to profit and loss	514	(482)	7,201	32	7,968
Total other comprehensive income (net amount)	548	983	1,945	1,531	976
Comprehensive income	4,700	6,614	7,749	11,314	11,831
TotalEnergies share	4,676	6,550	7,705	11,226	11,658
Non-controlling interests	$ 24	$ 64	$ 44	$ 88	$ 173